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AXA Equitable Life Insurance Company

Supplement dated November 15, 2016 to the AXA Equitable's 300+ Series

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes:

Sub-Adviser Change to the EQ Advisors Trust Portfolio ("Portfolio")

On or about December 9, 2016, subject to regulatory approval, HS Management Partners, LLC ("HS Management") and Polen Capital Management, LLC ("Polen") will replace Wells Capital Management, Inc.("Wells Fargo") as sub advisers for the management of Wells Fargo's allocated portion of the AXA Large Cap Growth Managed Volatility Portfolio. Accordingly, all references to Wells Fargo in your prospectus are hereby deleted in their entirety and replaced with HS Management and Polen.

AXA Equitable Funds Management Group, LLC will continue to be the Investment Manager of the Portfolio. Also, please see "The Portfolios of the Trusts" in your Prospectus for more information.



   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                   IM-19-16 (11/16)
                   300+ - Inforce                     Catalog No.155836 (11/16)
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